UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2022

Item #1. Reports to Stockholders.

INDEX	WealthTrust DBS Long Term Growth ETF

SEMi-Annual Report to Shareholders

For the Period Ended January 31, 2022* (unaudited)

WealthTrust DBS Long Term Growth ETF

* Commencement of Operations December 6, 2021

Important Disclosure Statement

The WealthTrust DBS Long Term Growth ETF’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 844-444-3863 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and WealthTrust Asset Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of January 31, 2022 and are subject to change at any time. For most recent information, please call 844-444-3863.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Portfolio Compositionas of January 31, 2022 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	18.04%
Healthcare	13.07%
Consumer Discretionary	10.77%
Communication Services	9.86%
Industrials	5.16%
Financials	4.32%
Materials	1.37%
Exchange Traded Funds	29.44%
92.03%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Schedule of InvestmentsJanuary 31, 2022 (unaudited)

		Shares	Fair Value
62.59%	COMMON STOCKS

9.86%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	40	$108,243
	Meta Platforms, Inc.*	300	93,978
	Netflix.Com, Inc.*	115	49,121
	The Walt Disney Co.*	322	46,036
			297,378

10.77%	CONSUMER DISCRETIONARY
	Chipotle Mexican Grill*	31	46,053
	Ford Motor Co.	3,145	63,843
	Lowe’s Cos. Inc.	370	87,820
	Sony Group Corp.	390	43,547
	Target Corp.	380	83,763
			325,026

4.32%	FINANCIALS
	Goldman Sachs Group, Inc.	240	85,123
	JPMorgan Chase & Co.	305	45,323
			130,446

13.07%	HEALTH CARE
	Abbott Laboratories	362	46,141
	Align Technology, Inc.*	93	46,031
	Bristol-Myers Squibb Co.	1,690	109,664
	Johnson & Johnson	595	102,513
	Pfizer, Inc.	1,709	90,047
			394,396

5.16%	INDUSTRIALS
	Southwest Airlines*	1,375	61,545
	UPS, Inc., Class B	465	94,028
			155,573

WealthTrust DBS Long Term Growth ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Fair Value
18.04%	INFORMATION TECHNOLOGY
	Apple, Inc.	570	$99,625
	Ciena Corp.*	1,515	100,460
	Microsoft Corp.	280	87,074
	Nvidia Corp.	385	94,271
	Qualcomm, Inc.	520	91,395
	Visa, Inc.	315	71,244
			544,069

1.37%	MATERIALS
	Freeport-McMoRan, Inc.	1,107	41,203

62.59%	TOTAL COMMON STOCKS		1,888,091
	(Cost: $1,969,782)

29.44%	EXCHANGE TRADED FUNDS
	Invesco S&P 500 Pure Value ETF	8,862	729,431
	SPDR Gold Shares ETF*	375	63,034
	SPDR S&P Regional Banking ETF	655	46,898
	Vanguard High Dividend Yield ETF	435	48,511
			887,874

29.44%	TOTAL EXCHANGE TRADED FUNDS		887,874
	(Cost: $895,624)

92.03%	TOTAL INVESTMENTS		2,775,965
	(Cost: $2,865,406)
7.97%	Other assets, net of liabilities		240,306
100.00%	NET ASSETS		$3,016,271

*Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Statement of Assets and LiabilitiesJanuary 31, 2022 (unaudited)

ASSETS
Investments at fair value (cost of $ 2,865,406) (Note 1)	$2,775,965
Cash	327,042
Dividends and interest receivable	2,024
TOTAL ASSETS	3,105,031

LIABILITIES
Accrued advisory fees	1,557
Payable for investments purchased	87,203
TOTAL LIABILITIES	88,760
NET ASSETS	$3,016,271

Net Assets Consist of:
Paid-in capital	$3,191,502
Distributable earnings (deficit)	(175,231)
Net Assets	$3,016,271

NET ASSET VALUE PER SHARE
Net Assets	$3,016,271
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	125,000
Net Asset Value and Offering Price Per Share	$24.13

See Notes to Financial Statements

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Statement of OperationsDecember 6, 2021* through January 31, 2022 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withholdings of $33)	$3,184
Total investment income	3,184

EXPENSES
Investment advisory fees (Note 2)	1,862
Total expenses	1,862
Net investment income (loss)	1,322

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(86,954)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(89,441)
Net realized and unrealized gain (loss) on investments	(176,395)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(175,073)

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Statement of Changes in Net AssetsDecember 6, 2021* through January 31, 2022 (unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,322
Net realized gain (loss) on investments	(86,954)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(89,441)
Increase (decrease) in net assets from operations	(175,073)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(158)
Decrease in net assets from distributions	(158)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	3,191,502
Increase (decrease) in net assets from capital stock transactions	3,191,502

NET ASSETS
Increase (decrease) during period	3,016,271
Beginning of period	—
End of period	$3,016,271

*Commencement of Operations

WealthTrust DBS Long Term Growth ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

December 6, 2021* through January 31, 2022 (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.02
Net realized and unrealized gain (loss) on investments	(0.89)
Total from investment activities	(0.87)
Distributions
Net investment income(2)	—
Total distributions	—
Net asset value, end of period	$24.13
Total Return**	(3.46%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses	0.67%
Net investment income (loss)	0.48%
Portfolio turnover rate****	106.03%
Net assets, end of period (000’s)	$3,016

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Less than $0.01 per share.

*Commencement of Operations

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets has been annualized.

****Portfolio turnover rate is for the period December 6, 2021 through January 31, 2022 and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial StatementsJanuary 31, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WealthTrust DBS Long Term Growth ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 6, 2021.

The Fund’s objective is to seek long-term growth of capital with a secondary objective of providing dividend income.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,888,091	$—	$—	$1,888,091
Exchange Traded Funds	887,874	—	—	887,874
	$2,775,965	$—	$—	$2,775,965

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period December 6, 2021 to January 31, 2022. The Fund held no Level 3 securities at any time during the period December 6, 2021 to January 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended January 31, 2022, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
WealthTrust DBS Long Term Growth ETF	25,000	$250	$603,250

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

WealthTrust Asset Management, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.67% of the first $250 million, 0.62% from $250 up to $500 million, and 0.57% in excess of $500 million.

The Advisor has retained Toroso Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.03%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust. Neither the officers and/or directors of CFS, Mr. Lively, Ms. Bloom or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended January 31, 2022 were as follows:

Purchases	Sales
$1,629,314	$1,732,702

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended January 31, 2022 were as follows:

Purchases	Sales	Realized Gains
$3,055,748	$—	$—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the period ended January 31, 2022 were as follows:

Period ended January 31, 2022
Distributions paid from:
Ordinary income	$158

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

As of January 31, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$1,164
Accumulated net realized gain (loss) on investments	(86,954)
Net unrealized appreciation (depreciation) on investments	(89,441)
$(175,231)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$2,865,406	$38,950	$128,391	$(89,441)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

Shares of beneficial interest transactions for the Fund were:

Period ended January 31, 2022
Shares sold	125,000
Shares reinvested	—
Shares redeemed	—
Net increase (decrease)	125,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. These risks may impact the Fund directly or indirectly through the Fund’s investments in ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period.

Management Risk. The strategies used by the Advisor may fail to produce the intended result.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid Cap Company Risk. The Fund’s investments in ETFs may expose the Fund to the risks associated with investing in mid cap companies. There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Small Cap Company Risk. The Fund’s investments in ETFs may expose the Fund to the risks associated with investing in small cap companies. Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the portfolio assets. If the Advisor’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Quantitative Analysis and Tactical Trend Model Risk. The risk that investments selected using trend and quantitative analysis methodology may perform more poorly than the market as a whole or from their expected performance. There can be no assurance that use of trend and quantitative analysis to create tactical investment models will enable the Fund to achieve positive returns or outperform the market.

Growth Style Risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. In addition, there may be periods during which the investment performance of the Fund while using a growth strategy may suffer.

Value Style Risk. The Fund’s investments in ETFs may expose the Fund to the risks associated with investing in value stocks. Value stocks present the risk that the securities may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the security’s true value or because the Advisor misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

Foreign Securities Risk. The Fund’s investments in foreign issuers will be through depositary receipts and ETFs that provide exposure to foreign securities. These investments are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets.

Exchange Traded Fund Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Inverse ETF Risk. Inverse ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of an inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques. Most inverse ETFs “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Their performance over longer periods of time—over weeks or months or years—can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets.

Risks of Derivatives. The Fund’s investments in ETFs may expose the Fund to the risks associated with trading in derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the ETF is not successful in

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WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

employing such instruments in managing its portfolio, the Fund’s performance will be worse than if it did not invest in the ETF employing such strategies. Successful use by an ETF of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the ETFs will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the ETFs losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Gold-Related Risk. The Fund’s investments in ETFs may expose the Fund to gold-related risk. Investments tied to the price of gold are considered speculative. The Fund’s investments in instruments tied to the price of gold may ﬂuctuate substantially over short periods of time or subject the Fund to greater volatility than other types of investments due to many factors, such as changes in inﬂation or inﬂation expectations, the supply of gold, commercial and industrial demand for gold, purchases or sales of gold by entities such as governments or central banks, other actions by governments such as monetary policy changes or restrictions on ownership, investment speculation, or other economic, ﬁnancial or political factors.

Fixed income market risks. The Fund’s investments in ETFs may expose the Fund to fixed income market risk. Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Interest rate risk. The Fund’s investments in ETFs may expose the Fund to interest rate risk. The prices of, and the income generated by, debt instruments held by the Fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

Credit quality risk. The Fund’s investments in ETFs may expose the Fund to credit quality risk. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. The Fund’s investments should have relatively low credit risk because they will invest only in securities backed by the U.S. government and other investments involving such securities.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This

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WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares. If the Fund does not grow its assets to a viable level it may be difficult for the Advisor to implement the Fund’s investment strategies and achieve the desired portfolio diversification.

New Advisor Risk. The Advisor has not previously managed an ETF, but the Advisor has experience managing assets employing the Fund’s investment strategy. The Fund’s sub-advisor has experience managing the day-to-day Creation and/or Redemption basketing processing for an ETF.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

SEMI-ANNUAL REPORT

Other Risks for the Fund

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Health Crisis Risk. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may affect adversely the value and liquidity of the Fund’s investments.

Market Disruption and Geopolitical Events. Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures or declines.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-844-444-3863 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-844-444-3863 or on the SEC’s website at www.sec.gov.

Approval of the Investment Advisory Agreements

WealthTrust DBS Long Term Growth ETF

At a meeting held on September 16, 2021 and October 4, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of a proposed Investment Advisory Agreement between WEALTHTRUST Asset Management, LLC (“WealthTrust”) and the Trust (the “WealthTrust Advisory Agreement”) with respect to the WealthTrust DBS Long Term Growth ETF (“WealthTrust ETF”). The Board reflected on its discussions with the representatives from WealthTrust earlier in the Meeting regarding the manner in which the WealthTrust ETF is to be managed and the roles and responsibilities of WealthTrust under the WealthTrust Advisory Agreement.

The Trustees reviewed the materials that had been provided to them in advance of the Meeting that included a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the WealthTrust Advisory Agreement and the responses of WealthTrust to a request for information from Trust Counsel on behalf of the Board. The Trustees noted that the response included a copy of financial information for WealthTrust, an expense comparison analysis for the WealthTrust ETF and comparable ETFs, and the WealthTrust Advisory Agreement. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the WealthTrust Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by WealthTrust; (ii) the investment performance of WealthTrust; (iii) the costs of the services to be provided and profits to be realized by WealthTrust from the relationship with the WealthTrust

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ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

ETF; (iv) the extent to which economies of scale would be realized if the WealthTrust ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the WealthTrust Advisory Agreement, including: (i) information regarding the services and support to be provided by WealthTrust to the WealthTrust ETF and its shareholders; (ii) presentations by management of WealthTrust addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the WealthTrust ETF; (iii) information pertaining to the compliance structure of WealthTrust; (iv) disclosure information contained in the WealthTrust ETF’s registration statement and WealthTrust’s Form ADV and/or the policies and procedures of WealthTrust; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the WealthTrust Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board had also requested and received various informational materials including, without limitation: (i) documents containing information about WealthTrust, including financial information, its personnel and the services to be provided by WealthTrust to the WealthTrust ETF, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the WealthTrust ETF and comparative expense and performance information for other ETFs with strategies similar to the WealthTrust ETF prepared by an independent third party; (iii) the anticipated effect of size on the WealthTrust ETF’s performance and expenses; and (iv) benefits anticipated to be realized by WealthTrust from its relationship with the WealthTrust ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the WealthTrust Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the WealthTrust Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by WealthTrust.

In this regard, the Board considered the responsibilities of WealthTrust under the WealthTrust Advisory Agreement. The Board reviewed the services to be provided by WealthTrust to the WealthTrust ETF, including, without limitation,

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ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

WealthTrust’s process for formulating investment recommendations and the processes of WealthTrust for assuring compliance with the WealthTrust ETF’s investment objectives and limitations; WealthTrust’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by WealthTrust for the WealthTrust ETF among the service providers; and the anticipated efforts of WealthTrust to promote the WealthTrust ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of WealthTrust; the education and experience of its personnel; and information provided regarding its compliance program, policies and procedures. The Board considered the methods to be utilized by WealthTrust in supervising a sub-adviser to the WealthTrust ETF and the relationship anticipated between WealthTrust and any such sub-adviser. After reviewing the foregoing and further information from WealthTrust, the Board concluded that the quality, extent, and nature of the services to be provided by WealthTrust was satisfactory and adequate for the WealthTrust ETF.

The investment performance of WealthTrust.

The Board noted that the WealthTrust ETF had not yet commenced operations. The Trustees reviewed and considered the performance of WealthTrust managing assets in a strategy substantially similar to the proposed strategy of the WealthTrust ETF. The Trustees also considered the experience of the WealthTrust ETF’s portfolio manager in managing this strategy.

The costs of services to be provided and profits to be realized by WealthTrust from the relationship with the WealthTrust ETF.

In this regard, the Board considered the financial condition of WealthTrust and the level of commitment to the WealthTrust ETF by WealthTrust and its principals. The Board also considered the projected assets and proposed expenses of the WealthTrust ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by WealthTrust. The Trustees also noted the unitary fee structure proposed by WealthTrust. The Board compared the proposed unitary fee of the WealthTrust ETF to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the WealthTrust ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the WealthTrust ETF’s projected gross and net expense ratio were each higher than the median of its peer group but lower than the median of the peer group’s Morningstar category. The Trustees further noted that the WealthTrust ETF’s advisory fee was higher than the median of both its peer group and the category presented in the Broadridge Report. The Board

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ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

considered that WealthTrust represented that Morningstar’s Large Cap Blend category is a more appropriate comparison for the WealthTrust ETF rather than the Large Cap Growth category selected by Broadridge and the Trustees reviewed comparative expense information for a peer group of funds selected by WealthTrust from the Morningstar Large Cap Blend category, noting that the WealthTrust ETF’s projected expense ratio compared favorably with the range of expense ratios presented for the peer group. The Trustees also considered the management fees charged by WealthTrust for managing assets in a strategy substantially similar to the proposed strategy of the WealthTrust ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to WealthTrust were within an acceptable range in light of the services to be rendered by WealthTrust.

The extent to which economies of scale would be realized as the WealthTrust ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the WealthTrust ETF’s shareholders.

In this regard, the Trustees considered the advisory fee schedule of the WealthTrust ETF, which includes breakpoints in the fee rate applicable to net assets in excess of specified levels, and how possible benefits from economies of scale may be realized by shareholders. The Trustees further considered that WealthTrust represented that additional breakpoints may be considered as the WealthTrust ETF’s assets grow. The Board noted that the WealthTrust ETF’s unitary fee structure limits the shareholders’ exposure to fee increases. The Trustees concluded that they were satisfied with the extent to which possible economies of scale may be shared for the benefit of shareholders of the WealthTrust ETF.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the WealthTrust ETF; the basis of decisions to buy or sell securities for the WealthTrust ETF; the substance and administration of the Code of Ethics and other relevant policies of WealthTrust. The Board noted that WealthTrust represented that it has not and does not currently anticipate utilizing soft dollars or commission recapture with regard to the WealthTrust ETF. The Board also considered potential benefits for WealthTrust in managing the WealthTrust ETF. Following further consideration and discussion, the Board concluded that the standards and practices of WealthTrust relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by WealthTrust from managing the WealthTrust ETF were satisfactory.

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ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the WealthTrust Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the WealthTrust Advisory Agreement was approved for an initial two-year term.

Investment Sub-Advisory Agreement Approval

WealthTrust ETF

At a meeting held on November 10, 2021 (the “November Meeting”), the Board considered the approval of a proposed Investment Sub-Advisory Agreement (the “WealthTrust Sub-Advisory Agreement”) between WealthTrust and Toroso Asset Management (“Toroso”) with respect to the WealthTrust ETF. The Board discussed the arrangements between the Adviser and Toroso with respect to the WealthTrust ETF. The Board reflected on its discussions with the representatives from Toroso at the November Meeting and its discussions with WealthTrust at a meeting of the Board held on September 16, 2021 and October 4, 2021 (together with the November Meeting, the “Meetings”) regarding the manner in which the WealthTrust ETF is to be managed and the roles and responsibilities of WealthTrust and Toroso under the WealthTrust Sub-Advisory Agreement.

The Trustees reviewed the materials that had been provided to them in advance of the Meetings that included a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the WealthTrust Sub-Advisory Agreement and the responses of Toroso to a request for information from Trust Counsel on behalf of the Board. The Trustees noted that the responses included information on the personnel of and services to be provided by Toroso, an expense comparison analysis for the WealthTrust ETF and comparable ETFs, and the WealthTrust Sub-Advisory Agreement. The Trustees considered the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the WealthTrust Sub-Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Toroso; (ii) the costs of the services to be provided and profits to be realized by Toroso from the relationship with the WealthTrust ETF; (iii) the extent to which economies of scale would be realized if the WealthTrust ETF grows and whether sub-advisory fee levels reflect those economies of scale for the benefit of its investors; and (iv) possible conflicts of interest and other benefits.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at the Meetings. The Board requested or was provided with information and reports relevant to the approval of the WealthTrust Sub-Advisory Agreement, including: (i) information regarding the services and support to be provided Toroso to the WealthTrust ETF and its shareholders; (ii) presentations by management of Toroso addressing the investment philosophy, investment strategy, personnel and operations to be utilized in sub-advising the WealthTrust ETF; (iii) information pertaining to the compliance structure of Toroso; (iv) disclosure information contained in the WealthTrust ETF’s registration statement and the policies and procedures of Toroso; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving WealthTrust Sub-Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Toroso, including a description of the personnel of Toroso and the services to be provided by Toroso to the WealthTrust ETF, information on its compliance program, current legal matters, and other general information, and (ii) benefits anticipated to be realized by Toroso from the relationship with the WealthTrust ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the WealthTrust Sub-Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the WealthTrust Sub-Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Toroso.

In this regard, the Board considered the responsibilities of Toroso under the WealthTrust Sub-Advisory Agreement. The Board reviewed the services to be provided by Toroso to the WealthTrust ETF, including, without limitation, the processes of Toroso for assuring compliance with the WealthTrust ETF’s investment objectives and limitations and Toroso’s processes for trade execution and broker-dealer selection for portfolio transactions. The Board considered: the staffing, personnel, and methods of operating of Toroso; the education and experience of its personnel; and information provided regarding its compliance program, policies and procedures. After reviewing the foregoing and further information from Toroso, the Board concluded that the quality, extent, and nature of the services to be provided by Toroso was satisfactory and adequate for the WealthTrust ETF.

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ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The costs of services to be provided and profits to be realized by Toroso from the relationship with the WealthTrust ETF.

In this regard, the Trustees noted the information on projected profitability provided by Toroso and the unitary fee structure of the WealthTrust ETF. The Board considered that Toroso represented that its proposed fee for sub-advising the WealthTrust ETF is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability and fees to be paid to Toroso by WealthTrust were within an acceptable range in light of the services to be rendered by Toroso.

The extent to which economies of scale would be realized as the WealthTrust ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the WealthTrust ETF’s investors.

In this regard, the Trustees considered the sub-advisory fee schedule of the WealthTrust ETF. The Board noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the sub-advisory personnel assigned to the WealthTrust ETF, and the substance and administration of the Code of Ethics and other relevant policies of Toroso. The Board noted that Toroso represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the WealthTrust ETF. The Board also considered potential benefits for Toroso in sub-advising the WealthTrust ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Toroso relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Toroso from sub-advising the WealthTrust ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the WealthTrust Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the WealthTrust Sub-Advisory Agreement was approved for an initial two-year term.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 6, 2021 and held for the six months ended January 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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WealthTrust DBS Long Term Growth ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value*	Ending Account Value 1/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended** 1/31/22
WealthTrust DBS Long Term Growth ETF	$1,000.00	$994.69	0.67%	$1.03
Hypothetical***	$1,000.00	$1,021.83	0.67%	$3.41

*Beginning account value date for the WealthTrust DBS Long Term Growth ETF is its date of commencement of operations, December 6, 2021. Beginning account value date for the Hypothetical Example is the six months period beginning August 1, 2021.

**Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by number of days in the most recent fiscal period (56 days for the WealthTrust DBS Long Term Growth ETF, 184 days for the Hypothetical Example) divided by 365 days in the current year.

***5% return before expenses

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WealthTrust DBS Long Term Growth ETF

Fund Expenses (unaudited) - continued

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

WealthTrust Asset Management, LLC
4458 Legendary Drive, Suite 140
Destin, FL 32541

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 7, 2022

* Print the name and title of each signing officer under his or her signature.